Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($MM)	Company Selected Measure - Free Cash Flow Margin (%) (7)
					Knowles Total Share-holder Return ($)(5)	Peer Group Total Share-holder Return ($)(6)
2023	6,411,574	5,995,151	1,709,645	1,636,092	84.68	150.48	72.4	15.0%
2022	5,458,615	(145,717)	1,492,133	294,474	77.64	119.33	(430.1)	7.1%
2021	8,999,264	12,662,676	2,317,430	3,024,922	110.40	146.75	150.4	15.4%
2020	4,705,185	(3,095,756)	1,382,383	(206,323)	87.14	118.61	6.6	12.6%

Named Executive Officers, Footnote	Jeffrey Niew served as the Company's principal executive officer for the entirety of the years in question. During 2023, 2022 and 2021, the Company's other named executive officers consisted of John Anderson, Raymond Cabrera, Daniel Giesecke, and Robert Perna. During 2020, the Company's other named executive officers consisted of John Anderson, Raymond Cabrera, Daniel Giesecke, Robert Perna, Christian Scherp, and Michael Polacek.
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR the Dow Jones U.S. Electrical Components & Equipment Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 6,411,574	$ 5,458,615	$ 8,999,264	$ 4,705,185
PEO Actually Paid Compensation Amount	$ 5,995,151	(145,717)	12,662,676	(3,095,756)
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Jeffrey Niew, the Company's principal executive officer, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company's named executive officers for the applicable year other than the principal executive officer for such years.Amounts reported in this column represent the compensation actually paid to Jeffrey Niew as the Company's President and Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

Jeff Niew
	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$6,411,574	$5,458,615	$8,999,264	$4,705,185
less, Change in Pension Value in Summary Compensation Table(b)	$(2,800)	$0	$0	$(91,900)
less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	$(5,097,770)	$(4,545,197)	$(7,328,950)	$(3,399,997)
plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	$4,686,596	$3,219,478	$5,458,378	$2,796,603
plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	$(90,991)	$(4,205,337)	$3,663,338	$(6,326,586)
plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$0	$0	$0	$0
plus, Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$88,542	$(73,277)	$1,870,646	$(779,061)
less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$0	$0	$0	$0
plus, Service Cost and Prior Service Cost for Pension Plans ($)(i)	$0	$0	$0	$0
equals, Compensation Actually Paid	$5,995,151	$(145,717)	$12,662,676	$(3,095,756)

(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)    Represents the aggregate change in the actuarial present value of accumulated benefits under the Knowles Pension Replacement Plan, which is described under "Knowles Pension Replacement Plan" on page 50 of this Proxy Statement. There were no service cost or prior service cost amounts.
(c)    Represents the aggregate grant date fair value of the option awards and stock awards granted to Jeffrey Niew during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)    Represents the aggregate fair value as of the indicated fiscal year-end of Jeffrey Niew’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(e)    Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by Jeffrey Niew as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)    Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to Jeffrey Niew and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)    Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Jeffrey Niew that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h)    Represents the aggregate fair value as of the last day of the prior fiscal year of Jeffrey Niew’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
(i)    Under the Knowles Pension Replacement Plan, years of service ceased to receive credit after December 31, 2013.

Non-PEO NEO Average Total Compensation Amount	$ 1,709,645	1,492,133	2,317,430	1,382,383
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,636,092	294,474	3,024,922	(206,323)
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the compensation actually paid to the Company's named executive officers other than Jeffrey Niew in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Other Named Executive Officers Average(a)
	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(b)	$1,709,645	$1,492,133	$2,317,430	$1,382,383
less, Change in Pension Value in Summary Compensation Table(c)	$(150)	$0	$0	$(1,367)
less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	$(1,087,313)	$(996,308)	$(1,558,773)	$(775,640)
plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	$1,001,069	$710,840	$1,119,225	$642,773
plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	$(9,204)	$(888,429)	$815,749	$(1,293,792)
plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(g)	$0	$0	$0	$0
plus, Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(h)	$22,045	$(23,764)	$331,292	$(160,680)
less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(i)	$0	$0	$0	$0
plus, Service Cost and Prior Service Cost for Pension Plans ($)(j)	$0	$0	$0	$0
equals, Compensation Actually Paid	$1,636,092	$294,474	$3,024,922	$(206,323)

(a)    Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)    Represents Total Compensation as reported in the Summary Compensation Table for the reported named executive officer in the indicated fiscal year.
(c)    Represents the aggregate change in the actuarial present value of accumulated benefits under the Knowles Pension Replacement Plan, which is described under "Knowles Pension Replacement Plan" on page 50 of this Proxy Statement. There were no service cost or prior service cost amounts.
(d)    Represents the aggregate grant date fair value of the option awards and stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with FASB ASC 718.
(e)    Represents the aggregate fair value as of the indicated fiscal year-end of the reported named executive officers' outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(f)    Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)    Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the reported named executive officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h)    Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(i)    Represents the aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers' option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
(j)    Under the Knowles Pension Replacement Plan, years of service ceased to receive credit after December 31, 2013.

Compensation Actually Paid vs. Total Shareholder Return
The graph below outlines the relationship between “Compensation Actually Paid” to our CEO and other NEOs in 2020, 2021, 2022 and 2023 and TSR of both our common stock and of the Dow Jones U.S. Electrical Components & Equipment Index.

Compensation Actually Paid vs. Net Income	The graph below outlines the relationship between “Compensation Actually Paid" and our net income.
Compensation Actually Paid vs. Company Selected Measure	The graph below outlines the relationship between "Compensation Actually Paid" and our free cash flow margin.
Tabular List, Table

Financial Performance Measure
•●●	Free Cash Flow Margin
•●●	Revenue
•●●	Adjusted Earnings Before Interest and Taxes (EBIT)
•●●	Adjusted EBIT Margin
•●●	Non-GAAP Gross Profit Margin
•●●	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 84.68	77.64	110.40	87.14
Peer Group Total Shareholder Return Amount	150.48	119.33	146.75	118.61
Net Income (Loss)	$ 72,400,000	$ (430,100,000)	$ 150,400,000	$ 6,600,000
Company Selected Measure Amount	0.150	0.071	0.154	0.126
PEO Name	(1)Jeffrey Niew
Additional 402(v) Disclosure	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of our company's common stock for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
Relationship Between "Compensation Actually Paid" and Financial Performance Measures
“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see “Compensation Discussion and Analysis” in this Proxy Statement and in our 2020, 2021, 2022 and 2023 proxy statements.
The graph below outlines the relationship between “Compensation Actually Paid” to our CEO and other NEOs in 2020, 2021, 2022 and 2023 and TSR of both our common stock and of the Dow Jones U.S. Electrical Components & Equipment Index.

Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow Margin
Non-GAAP Measure Description	Knowles most important financial measure, not otherwise presented in the table above, is Free Cash Flow Margin for fiscal year 2023.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes (EBIT)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBIT Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Gross Profit Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Change In Pension Value, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,800)	$ 0	$ 0	$ (91,900)
PEO | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,097,770)	(4,545,197)	(7,328,950)	(3,399,997)
PEO | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,686,596	3,219,478	5,458,378	2,796,603
PEO | Change In Fair Value Of Equity Awards Outstanding And Unvested In Priors Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,991)	(4,205,337)	3,663,338	(6,326,586)
PEO | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,542	(73,277)	1,870,646	(779,061)
PEO | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Pension Value, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150)	0	0	(1,367)
Non-PEO NEO | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,087,313)	(996,308)	(1,558,773)	(775,640)
Non-PEO NEO | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,001,069	710,840	1,119,225	642,773
Non-PEO NEO | Change In Fair Value Of Equity Awards Outstanding And Unvested In Priors Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,204)	(888,429)	815,749	(1,293,792)
Non-PEO NEO | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,045	(23,764)	331,292	(160,680)
Non-PEO NEO | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0